INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Core Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	7.10%
Terminal capitalization rate	5.60%	6.00%
Investment horizon (years)	10 years	12 years
Core Office | United States | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	6.90%
Terminal capitalization rate	5.60%	5.60%
Investment horizon (years)	12 years	12 years
Core Office | Canada | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.00%	6.00%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	10 years	10 years
Core Office | Australia | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	7.00%
Terminal capitalization rate	6.10%	6.20%
Investment horizon (years)	10 years	10 years
Core Office | Brazil | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.70%	9.60%
Terminal capitalization rate	7.70%	7.70%
Investment horizon (years)	6 years	6 years
LP Investments - Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.50%	10.20%
Terminal capitalization rate	7.40%	7.00%
Investment horizon (years)	7 years	6 years
LP Investments - Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.80%	8.90%
Terminal capitalization rate	7.30%	7.80%
Investment horizon (years)	10 years	9 years
Logistics | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.80%	9.30%
Terminal capitalization rate		8.30%
Investment horizon (years)		10 years
Mixed-use | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.80%	7.80%
Terminal capitalization rate	5.40%	5.40%
Investment horizon (years)	10 years	10 years
Multifamily | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	4.80%
Triple Net Lease | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.50%	6.30%
Self-storage | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.70%	5.70%
Student Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.50%	5.60%
Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.40%	5.40%